Organization and Description of Business Activities	12 Months Ended
Dec. 31, 2012
Organization and Description of Business Activities

NOTE 1—ORGANIZATION AND DESCRIPTION OF BUSINESS ACTIVITIES

Imperial Holdings, Inc. (“Imperial,” the “Company,” “we” or “us”) was formed initially as a Florida limited liability Company pursuant to an operating agreement dated December 15, 2006 between IFS Holdings, Inc., IMEX Settlement Corporation, Premium Funding, Inc. and Red Oak Finance, LLC. In connection with the Company’s initial public offering on February 3, 2011, the Company succeeded to the business, assets and liabilities of the limited liability Company.

The Company, operating through its subsidiaries, is a specialty finance company with its corporate office in Boca Raton, Florida. The Company, prior to the sale of its structured settlement business discussed below, operated in two reportable business segments: life finance (formerly referred to as premium finance) and structured settlements. In the life finance business, the Company earns revenue/income from interest accruing on outstanding loans and loan origination fees over the life of the outstanding loans, servicing income, changes in the fair value of life settlements the Company acquires and receipt of death benefits with respect to matured life insurance policies it owns. In the structured settlement business, the Company purchased structured settlements at a discounted rate and sold such assets to third parties (see Discontinued Operations below).

In February 2011, the Company completed the sale of 17,602,614 shares of common stock in its initial public offering at a price of $10.75 per share. The Company received net proceeds of approximately $174.2 million after deducting the underwriting discounts and commissions and its offering expenses.

On September 27, 2011, the Company was informed that it was being investigated by the U.S. Attorney’s Office for the District of New Hampshire (the “USAO Investigation”). At that time, the Company was informed that, among other individuals, its former president and chief operating officer, former general counsel, three former life finance sales executives, two vice presidents and a funding manager were considered “targets” of the USAO Investigation. The USAO Investigation focused on the Company’s premium finance loan business.

On February 17, 2012, the Company received a subpoena issued by the staff of the U.S. Securities and Exchange Commission (the “SEC”) seeking documents from 2007 through the present, generally related to the Company’s premium finance business and corresponding financial reporting. The SEC is investigating whether any violations of federal securities laws have occurred and the Company has been cooperating with the SEC regarding this matter. The Company is unable to predict what action, if any, might be taken in the future by the SEC or its staff as a result of the matters that are the subject of the subpoena or what impact, if any, the cost of responding to the subpoena might have on the Company’s financial position, results of operations, or cash flows. The Company has not established any provision for losses in respect of this matter.

On April 30, 2012, the Company entered into a Non-Prosecution Agreement (the “Non-Prosecution Agreement”) with the USAO, which agreed not to prosecute the Company for its involvement in the making of misrepresentations on life insurance applications in connection with its premium finance business or any potential securities fraud claims related to its premium finance business. In the Non-Prosecution Agreement, the USAO and the Company agreed among other things, that the following facts are true and correct: (i) at all relevant times (x) certain insurance companies required that the prospective insured applying for a life insurance policy, and sometimes the agent, disclose information relating to premium financing on applications for life insurance policies, and (y) the questions typically required the prospective insured to disclose if he or she intended to seek premium financing in connection with the policy and sometimes required the agent to disclose if he or she was aware of any such intent on the part of the applicant; (ii) in connection with a portion of the Company’s retail operation known as “retail non-seminar” that began in December 2006 and was discontinued in January 2009, Imperial had a practice of disclosing on applications that the prospective insured was seeking premium financing when the life insurance company allowed premium financing from Imperial; however, in certain circumstances, Imperial internal life agents facilitated and/or made misrepresentations on applications that the prospective insured was not seeking premium financing when the insurance carrier was likely to deny the policy on the basis of premium financing; and (iii) to the extent that external agents, brokers and insureds caused other misrepresentations to be made in life insurance applications in connection with the retail non-seminar business, Imperial failed to appropriately tailor controls to prevent potential fraudulent practices in that business. As of December 31, 2012, the Company had 12 policies in its portfolio that once served as collateral for premium finance loans derived through the retail non-seminar business.

In connection with the Non-Prosecution Agreement, Imperial voluntarily agreed to terminate its premium finance business, which historically accounted for the majority of the Company’s revenues and terminated certain senior sales staff associated with the premium finance business. Additionally, the Company paid the United States Government $8.0 million, and agreed to cooperate fully with the USAO’s ongoing investigation and to refrain from and self-report any criminal conduct. The Non-Prosecution Agreement has a term of three years until April 30, 2015, but after April 30, 2014 the Company may petition the USAO to forego the final year of the Non-Prosecution Agreement, if we otherwise comply with all of our obligations under the Non-Prosecution Agreement. Should the USAO conclude that Imperial has not abided by its obligations under the Non-Prosecution Agreement, the USAO could choose to terminate the Non-Prosecution Agreement, resume its investigation of the Company, or bring charges against Imperial.

On August 2, 2012, the Board of Directors of the Company appointed Andrew Dakos, Phillip Goldstein and Gerald Hellerman to serve as directors of the Company in connection with a settlement (the “Settlement”) with Opportunity Partners L.P. (“Opportunity”). The Settlement resulted in Opportunity withdrawing its demand for a special meeting of shareholders, which it had submitted to the Company on May 23, 2012 and agreeing to dismiss its lawsuit to compel an annual meeting of shareholders. In connection with the Settlement, Walter Higgins and A. Penn Wyrough resigned from the Board of Directors. On August 14, 2012, Antony Mitchell, the Company’s chief executive officer, resigned as Chairman of the Board (though he continues to serve as a director and as the Company’s chief executive officer) and Mr. Goldstein was elected Chairman. On January 14, 2013, David Buzen resigned from the Board of Directors and on March 12, 2013, Robert Rosenberg informed the Board of Directors that he would not stand for re-election at the Company’s annual meeting of shareholders.

As of December 31, 2012, the Company had approximately $20.3 million of cash, cash equivalents, and marketable securities including $1.2 million in restricted cash. This limited cash position was driven primarily by the defense and investigation of the Company and certain employees in connection with the USAO Investigation, SEC investigation and related shareholder litigation, which required significant, unbudgeted cash outlays. As previously reported in earlier periodic reports filed with the SEC, the Company anticipated a liquidity shortfall in the second quarter of 2013. Accordingly, to avoid lapsing policies, the Company sought additional capital and, on March 27, 2013, Greenwood Asset Portfolio, LLC (“Greenwood”), a subsidiary of the Company, borrowed $45 million in aggregate principal amount under the terms of an eighteen-month bridge facility, secured by substantially all of the Company’s portfolio of life insurance policies. Principal was borrowed under the facility at 92% resulting in net proceeds after transaction expenses of $41.4 million. After transaction expenses, up to 25% of the proceeds of the facility may be used by the Company for general corporate purposes, with the balance used by Greenwood to pay premiums on the life insurance policies it owns. Interest under the facility accrues at 12% per annum for nine months and thereafter increases to 18% for the remainder of the term of the facility. The Company intends to replace this facility, which is pre-payable at par without penalty, and refinance the bridge facility with more permanent capital once it is sourced. There can be no assurance, however, that we will be able to obtain capital on more favorable terms or at all. The facility should provide the Company with adequate liquidity to pay premiums on its portfolio of life insurance through 2013. See Note 23 Subsequent Events.

Discontinued Operations

Since its inception in 2007, the Company’s structured settlement business segment has experienced a history of losses from operations. The Company’s Board of Directors and management determined that it would be in the best interest of the Company’s stockholders to sell the Company’s structured settlement business. On October 25, 2013, the Company sold substantially all of the assets comprising its structured settlement business to Majestic Opco L.L.C for $12.0 million pursuant to an Asset Purchase Agreement.

As a result, the Company has discontinued segment reporting and classified its operating results, net of income taxes, as discontinued operations. The accompanying consolidated balance sheets of the Company as of December 31, 2012 and 2011, and the related consolidated statements of operations and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements have been retrospectively revised to reflect the classification of our structured settlement business operating results, net of tax, as discontinued operations. See Note 5, Discontinued Operations for further information. Unless otherwise noted, the following notes refer to the Company’s continuing operations.